SUBSEQUENT EVENTS (Details) - USD ($)	Mar. 10, 2023	Feb. 10, 2023	Dec. 09, 2022	Dec. 08, 2022	Feb. 14, 2023	Dec. 16, 2022	Jul. 05, 2022
SUBSEQUENT EVENTS
Placement agent fee (as percentage)							50.00%
Non-Redemption Agreements
SUBSEQUENT EVENTS
Payment made to non redeeming stockholders						$ 135,440
Share issue price by initial stockholders, on one month extension			$ 0.05	$ 0.05
Financial Advisor [Member]
SUBSEQUENT EVENTS
Placement agent fee (as percentage)							4.00%
subsequent events | Unsecured promissory note
SUBSEQUENT EVENTS
Principal amount of loan					$ 200,000
subsequent events | Non-Redemption Agreements | Tigo Energy, Inc.
SUBSEQUENT EVENTS
Payment made to non redeeming stockholders	$ 163,182	$ 163,182
Share issue price by initial stockholders, on one month extension	$ 0.05	$ 0.05